UNITED STATES
	SECURITES AND EXCHANGE COMMISSION
	     Washington, D.C.  20549

		FORM 13

	     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1999

Check here is Amendment [ ]; Amendment Number.
This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Pittenger & Anderson, Inc.
Address:	1919 S. 40th, Suite 306
		Lincoln, NE  68506

13F File Number: 28-6252

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct adn complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	James S. Pittenger, Jr.
Title:	President
Phone:	402-484-8848
Signature, Place, and Date of Signing:

   James S. Pittenger, Jr.   Lincoln, Nebraska   August 10, 1999

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
		none

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALIANT COMMUNICATIONS          COM              016090102      774    16760 SH       SOLE                    16760
ALLSTATE CORP                  COM              020002101     1959    54605 SH       SOLE                    54605
ANHEUSER-BUSCH CO INC          COM              035229103     1545    21775 SH       SOLE                    21775
ARCHER DANIELS MIDLAND         COM              039483102      226    14640 SH       SOLE                    14640
AT&T CORP                      COM              001957109     9536   170859 SH       SOLE                   170859
BANK ONE CORP                  COM              059438101     1034    17354 SH       SOLE                    17354
BANKAMERICA CORP               COM              066050105      238     3244 SH       SOLE                     3244
BERKSHIRE HATHAWAY INC         COM              084670108     8544      124 SH       SOLE                      124
BERKSHIRE HATHAWAY INC CL B    COM              084670207      329      147 SH       SOLE                      147
BP AMOCO PLC                   COM                             688     6345 SH       SOLE                     6345
BRISTOL MYERS SQUIBB           COM              110122108     1434    20360 SH       SOLE                    20360
CATERPILLAR                    COM              149123101     9591   159857 SH       SOLE                   159857
CHARLES SCHWAB & CO            COM              808513105     6734    61781 SH       SOLE                    61781
CHASE MANHATTAN                COM                             619     7160 SH       SOLE                     7160
CHEVRON CORP                   COM              166751107     2824    29708 SH       SOLE                    29708
CISCO SYSTEMS INC              COM              17275R102      226     3500 SH       SOLE                     3500
CITIGROUP INC                  COM                            6190   130317 SH       SOLE                   130317
COCA COLA CO                   COM              191216100      222     3579 SH       SOLE                     3579
CONAGRA INC                    COM              205887102    11613   436177 SH       SOLE                   436177
DAYTON HUDSON CORP             COM              239753106     2826    43470 SH       SOLE                    43470
DELL COMPUTER CORP             COM              247025109     3114    84170 SH       SOLE                    84170
DELPHI AUTOMOTIVE SYSTEMS      COM              247126105     1088    58816 SH       SOLE                    58816
DIGITAL INFO & VIRTUAL ACCESS  COM              253853204       46    73000 SH       SOLE                    73000
DU PONT (E.I.) DE NEMOURS      COM              263534109     8119   118848 SH       SOLE                   118848
E M C CORP                     COM              268648102     1213    22060 SH       SOLE                    22060
EASTMAN KODAK CO               COM              277461109     1860    27460 SH       SOLE                    27460
ENRON CORP                     COM              293561106     4669    57108 SH       SOLE                    57108
EXXON CORP                     COM              302290101     7742   100388 SH       SOLE                   100388
FANNIE MAE                     COM              313586109     1940    28423 SH       SOLE                    28423
FIRST COMMERCE BANCSHARES CL B COM              319777207      337    14170 SH       SOLE                    14170
FISERV INC                     COM              337738108   156468  4996981 SH       SOLE                  4996981
FORD MOTOR CO                  COM              345370100     9527   168815 SH       SOLE                   168815
FREDDIE MAC                    COM              313400301     1815    31296 SH       SOLE                    31296
GANNETT INC                    COM              364730101      306     4285 SH       SOLE                     4285
GATEWAY INC                    COM              367833100     4539    76850 SH       SOLE                    76850
GENERAL ELECTRIC CO            COM              369604103    10348    91575 SH       SOLE                    91575
GENERAL MOTORS CORP            COM              370442105     8274   125367 SH       SOLE                   125367
GILLETTE CO                    COM              375766102     4859   118512 SH       SOLE                   118512
GOODYEAR TIRE & RUBBER CO      COM              382550101     3335    56713 SH       SOLE                    56713
HEINZ (H.J.) CO                COM              423074103     1964    39175 SH       SOLE                    39175
HEWLETT-PACKARD CO             COM              428236103     3162    31461 SH       SOLE                    31461
HOME DEPOT INC                 COM              437076102     2837    44025 SH       SOLE                    44025
INTEL CORP                     COM              458140100     8308   139630 SH       SOLE                   139630
INTERNATIONAL BUSINESS MACHINE COM              459200101    12742    98582 SH       SOLE                    98582
J.P. MORGAN & CO               COM              616880100     7700    54801 SH       SOLE                    54801
JOHNSON & JOHNSON              COM              478160104     2905    29645 SH       SOLE                    29645
LEVEL 3 COMMUNICATIONS         COM              52729N100     7942   132222 SH       SOLE                   132222
LOWES COMPANIES INC            COM                            3570    62975 SH       SOLE                    62975
LUCENT TECHNOLOGIES            COM              549463107     9283   137657 SH       SOLE                   137657
MAY DEPARTMENT STORES          COM              577778103      215     5250 SH       SOLE                     5250
MCI WORLDCOM INC               COM              98155K102      238     2763 SH       SOLE                     2763
MEDIA ONE GROUP INC            COM              912889201      214     2872 SH       SOLE                     2872
MERCK & CO INC                 COM              589331107     3135    42581 SH       SOLE                    42581
MERRILL LYNCH & CO             COM              590188108     6697    84238 SH       SOLE                    84238
MICROSOFT CORP                 COM              594918104     2449    27160 SH       SOLE                    27160
MINNESOTA MINING & MANUFACTURI COM              604059105     4630    53261 SH       SOLE                    53261
MOBIL CORP                     COM              607059102     1734    17564 SH       SOLE                    17564
MONSANTO CO                    COM              611662107      339     8560 SH       SOLE                     8560
MORGAN STANLEY DEAN WITTER     COM              617446448    14933   145515 SH       SOLE                   145515
PEPSICO INC                    COM              713448108      511    13210 SH       SOLE                    13210
PFIZER INC                     COM              717081103     2583    23700 SH       SOLE                    23700
PHILIP MORRIS COS INC          COM              718154107     3606    89741 SH       SOLE                    89741
PROCTER & GAMBLE CO            COM              742718109     1336    14965 SH       SOLE                    14965
QWEST COMMUNICATIONS           COM                             336    10170 SH       SOLE                    10170
ROYAL DUTCH PETROLEUM NY SHARE COM              780257804      220     3650 SH       SOLE                     3650
SCICLONE PHARMACEUTICALS       COM                             125   100000 SH       SOLE                   100000
SPRINT CORP                    COM              852061100     3610    68112 SH       SOLE                    68112
TEXACO INC                     COM              881694103      550     8825 SH       SOLE                     8825
THE WALT DISNEY CO             COM              254687106     1454    47185 SH       SOLE                    47185
U.S. BANCORP                   COM              902973106      340    10175 SH       SOLE                    10175
U.S. EXPLORATION INC           COM              91182F303     1420  1336818 SH       SOLE                  1336818
UNILEVER NV NY SHARES          COM              904784501      698    10001 SH       SOLE                    10001
UNION CARBIDE CORP             COM              905581104     1313    26935 SH       SOLE                    26935
UNITED TECHNOLOGIES            COM              913017109      767    10658 SH       SOLE                    10658
WAL-MART STORES INC            COM              931142103     8036   166556 SH       SOLE                   166556
WALGREEN CO                    COM              931422109     8771   298591 SH       SOLE                   298591
WARNER LAMBERT CO              COM              934488107      907    13120 SH       SOLE                    13120
WELLS FARGO CO                 COM              949746101     3682    86128 SH       SOLE                    86128
XEROX CORP                     COM              984121103      510     8642 SH       SOLE                     8642
AMERICAN CENTURY - 20TH INVS U MF                              583 15505.698SH       SOLE                15505.698
FIDELITY ADVISOR INST EQUITY G MF                             2291 34926.863SH       SOLE                34926.863
FIDELITY VALUE FUND            MF                              350 6156.080 SH       SOLE                 6156.080
JANUS INVT FD SH BEN INT       MF                              211 5242.581 SH       SOLE                 5242.581
SCHWAB 1000 FUND - SELECT      MF                              960 25705.674SH       SOLE                25705.674
SCHWAB INTL INDEX FUND - SELEC MF                              532 33247.735SH       SOLE                33247.735
SCHWAB SMALL CAP INDEX FUND -  MF                              832 47389.586SH       SOLE                47389.586
SELECTED AMERICAN SHARES INC   MF                              828 23087.696SH       SOLE                23087.696

		FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	87

Form 13F Information Table Value Total:	$439,112

List of Other Included Managers:
	none